Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) - Recurring - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 11,207	$ 10,382
Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(151)	(117)
Fair value hedging | Floating-rate interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	5,000	5,000
Fair value hedging | Floating-rate interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(4)	173
Net investment hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	2,250	1,250
Net investment hedging | Cross-currency interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	471	319
Cash flow hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	3,957	4,132
Cash flow hedging | Cross-currency interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ (618)	$ (609)